Stockholders' Deficit - Schedule of Warrant Activity (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Warrants Outstanding, Beginning balance	229,601	512,134	845,096
Number of Warrants, Granted
Number of Warrants, Forfeited/Expired	(146,342)	(282,533)	(332,962)
Number of Warrants, Exercised
Number of Warrants Outstanding, Ending balance	83,259	229,601	512,134
Weighted Average Exercise Price, Outstanding, Beginning	$ 5.95	$ 4.94	$ 15.17
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Forfeited/Expired
Weighted Average Exercise Price, Exercised			9.74
Weighted Average Exercise Price, Outstanding, Ending	$ 14.65	$ 5.95	$ 4.94
Weighted Average Life (Years), Outstanding, Beginning	4 months 2 days	1 year 4 months 24 days	2 years 2 months 23 days
Weighted Average Life (Years), Exercised			2 years 7 months 21 days
Weighted Average Life (Years), Outstanding. Ending	5 months 5 days	4 months 2 days	1 year 4 months 24 days